Condensed Financial Statements of Kentucky First Federal Bancorp	12 Months Ended
Jun. 30, 2024
Condensed Financial Statements of Kentucky First Federal Bancorp [Abstract]
CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

NOTE L - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2024 and 2023, and the results of its operations and its cash flows for the fiscal years ended June 30, 2024 and 2023.

(in thousands)	2024	2023
ASSETS
Interest-bearing deposits in First Federal of Hazard	$50	$473
Interest-bearing deposits in First Federal of Kentucky	319	657
Other interest-bearing deposits	-	-
Investment in First Federal of Hazard	18,042	18,035
Investment in Frankfort First	28,960	30,610
Prepaid expenses and other assets	655	988
Total assets	$48,026	$50,763

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$29	$52
	29	52
Shareholders’ equity	47,997	50,711
Total liabilities and shareholders’ equity	$48,026	$50,763

(in thousands)	2024	2023
Income
Interest income	$3	$4
Non-interest income	-	-
Dividends from First Federal of Hazard	-	935
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(29)	(218)
Dividends from Frankfort First	-	681
Equity in undistributed (excess distributed) earnings of Frankfort First	(1,291)	(267)
Total income	(1,317)	1,135
Non-interest expenses	510	382
Earnings before income taxes	(1,827)	753
Income tax expense (benefit)	(106)	(180)
Net income (loss)	(1,721)	933
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available-for-sale during the year, net of taxes (benefits) of $30 and $(142) in 2024 and 2023, respectively	91	(427)
	$(1,630)	$506

(in thousands)	2024	2023
Cash flows from operating activities:
Net income (loss) for the year	$(1,721)	$933
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	1,320	485
Noncash compensation expense	-	4
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	333	(371)
Other liabilities	(23)	6
Net cash provided (used) by operating activities	(91)	1,057

Cash flows from financing activities:
Treasury stock purchases		(461)
Dividends paid on common stock	(670)	(1,363)
Net cash used in financing activities	(670)	(1,824)
Net increase (decrease) in cash and cash equivalents	(761)	(767)
Cash and cash equivalents at beginning of year	1,130	1,897
Cash and cash equivalents at end of year	$369	$1,130